2. Regulatory framework (Tables)	12 Months Ended
Dec. 31, 2017
Regulatory Framework Tables
Effects of the credit notes issued
	Res. MEyM N° 6 y 41 /16	Res. ENRE N° 1/16
Payables for purchase of electricity - CAMMESA	(270)	(1,126)
Purchase of electricity	270	-
Income recognition of Note MEyM N° 2016-04484723	-	(1,126)